Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
Fidelity Investments Institutional Operations Company, LLC. (FIIOC) handles record keeping and administration of the Plan. Certain of the Plan’s investment options are in mutual funds managed by Fidelity Management & Research Company LLC (FMR). FIIOC and FMR are both affiliates of FMTC, who is the Trustee for the Plan and also manages the MIP II, the MSF and the Murphy USA Stock Fund. FMR’s fees were deducted from the earnings of the mutual funds it manages. For the year ended December 31, 2025, the Plan incurred costs of $79,486 for trustee and recordkeeping fees. In addition, the Plan provides for investment in Murphy Oil Corporation common stock and participant notes receivable, which also qualify as party-in-interest transactions.

For the year ended December 31, 2025, contributions into the MSF totaled $797,322, while benefit payments out of the MSF totaled $1,418,810. During the year ended December 31, 2025, the Plan recorded $812,310 of dividend income from the MSF. These transactions are covered by exemptions from the prohibited transactions provisions of ERISA and the Internal Revenue Code of 1986, as amended.